UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2009 – August 31, 2010

Item 1: Reports to Shareholders

0231632

Vanguard Money Market Funds
Annual Report

August 31, 2010

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> For the fiscal year ended August 31, 2010, Vanguard’s money market mutual funds earned positive—but near-zero—returns.

> Short-term interest rates have remained low, a consequence of Federal Reserve policy aimed at encouraging an economic recovery.

> The three Vanguard funds outperformed their peer groups’ average returns, which were 0% in two cases.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	29
Admiral Treasury Money Market Fund.	40
About Your Fund’s Expenses.	52
Trustees Approve Advisory Arrangement.	54
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2010
	7-Day SEC	Total
	Yields	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.13%	0.08%
Institutional Shares	0.26	0.22
Money Market Funds Average		0.02
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.05%	0.04%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.02%	0.03%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Since our last report to you, yields of money market securities have remained abysmally low, and nonexistent in many cases. Although it is cold comfort for Vanguard investors, the returns of our money market funds have outpaced their peer-group averages, thanks largely to Vanguard’s low-cost structure.

Our money market funds have continued to function well as a stable and liquid haven for investors, even as many gritted their teeth about next-to-nothing yields. Indeed, investors have provided evidence that they value what we offer: While industry-wide money market assets fell by about 20% over the difficult past year, the assets of Vanguard Prime Money Market Fund—one of the largest in the industry as of August 31, according to Strategic Insight Simfund—declined by only 5%. The asset declines were greater for our Federal and Admiral Treasury Money Market Funds, but these funds have been closed to new investors for more than a year.

Behind the scenes, industry practice was in the process of change. Money market funds are now implementing new federal requirements—stemming from the financial crisis—that are aimed at making them less susceptible to financial market disruptions by increasing liquidity, transparency, and credit quality. The requirements, which are being phased in throughout 2010, don’t affect the Vanguard funds’ traditional approach to conservative, high-quality investing. Perhaps the most notable change, from our point of view, requires funds to reduce the weighted average maturity of their assets from a maximum of 90 days to a maximum of 60 days. This new rule may curtail yields a bit, but it also enhances liquidity.

Bonds produced strong returns; the Fed kept short-term rates low
The source of money market funds’ low yield is Federal Reserve policy. Since December 2008, the Fed has kept its target for short-term interest rates in the historically low range of 0% to 0.25%. This policy, an effort to bolster the economy by making borrowing easier, has kept a tight lid on the returns available from U.S. Treasury bills, commercial paper, and other money market instruments.

At the longer end of the yield spectrum, however, the economic uncertainty and high stock market volatility over the fiscal period created a favorable environment for fixed income investments. Europe’s sovereign-debt crisis fueled fears of another global financial shock, and persistently high unemployment and downward revisions to U.S. economic indicators suggested that the powerful rebound in corporate earnings could be at risk.

The broad taxable bond market returned more than 9%, as investors sought shelter in Treasury and corporate bonds. The municipal bond market returned a bit more. In both markets, much of the total return came from rising bond prices. The flip side

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	9.18%	7.65%	5.96%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	9.78	6.62	5.02
Citigroup Three-Month U.S. Treasury Bill Index	0.12	1.13	2.53

Stocks
Russell 1000 Index (Large-caps)	5.55%	-8.34%	-0.71%
Russell 2000 Index (Small-caps)	6.60	-7.44	-0.69
Dow Jones U.S. Total Stock Market Index	6.15	-7.83	-0.31
MSCI All Country World Index ex USA (International)	3.27	-7.93	3.78

CPI
Consumer Price Index	1.15%	1.64%	2.14%

of rising prices, of course, is shrinking yields, which can set the stage for lower future returns.

A ragged 12-month climb in global stock markets
At the start of the fiscal year, stock markets moved higher as global economies continued to pull out of the deep downturn. Within a few months, however, optimism began to fade in the face of an apparent downshift in the U.S. economy and scrambling among European governments to avoid default on the debt issued by some of Europe’s weaker economies.

This alternating pattern of hope and fear persisted through the period’s final months. The net result for the fiscal year was mid-single-digit gains in the broad U.S. stock market. International stocks returned about 3%, as modest declines in developed markets in Europe and the Pacific region were offset by a strong rally in emerging markets.

The slow pace of recovery has held down interest rates
The Vanguard money market funds’ fiscal year started around the time that economists believe the Great Recession hit bottom. Many expected short-term interest rates to begin climbing sometime in 2010, when the Fed presumably would begin raising its target rate to guard against inflationary growth. This in turn would lift the returns offered by money market mutual funds.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.25%	0.10%	0.77%
Federal Money Market Fund	0.25	—	0.68
Admiral Treasury Money Market Fund	0.15	—	0.51

The fund expense ratios shown are from the prospectus dated December 23, 2009, as revised April 9, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2010, the funds’ expense ratios were: for the Prime Money Market Fund, 0.23% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.22%; and for the Admiral Treasury Money Market Fund, 0.14%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

Instead, economic growth has been stubbornly slow. To many, it now seems likely that the Fed will not raise short-term rates until 2011 or even later. The negligible returns of money market funds, including Vanguard’s, have therefore barely budged during the fiscal year, as you can see in the table on page 1.

During the 12 months ended August 31, the Admiral Treasury and Federal Money Market Funds returned 0.03% and 0.04%, respectively, while the Prime Money Market Fund’s Investor Shares returned 0.08%. The Institutional Shares of the Prime Money Market Fund returned a bit more, 0.22%, because of their lower expense ratio.

Total Returns
Ten Years Ended August 31, 2010
Average
Annual Return
Prime Money Market Fund Investor Shares	2.62%
Money Market Funds Average	2.06
Money Market Funds Average: Derived from data provided by Lipper Inc.
Federal Money Market Fund	2.56%
Government Money Market Funds Average	2.04
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Admiral Treasury Money Market Fund	2.47%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.90
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

Fixed income investors endured increased uncertainty during the latter part of the fiscal year when Greece appeared to be on the verge of defaulting on its bonds. Although Greece is a small economy, the episode triggered anxiety about the fiscal soundness of other European countries and their banks. The Prime Money Market Fund’s investments include U.S. dollar-denominated certificates of deposit issued by foreign banks. As with all of the investments made by our money market funds, these holdings are closely monitored by our team of experienced credit analysts, whose primary focus is on maintaining the portfolio’s high quality.

A long-term perspective highlights low costs’ benefits
Economic ups and downs are par for the course, although the past couple of years admittedly have tested the outer bounds of normalcy. A constant throughout changing economic environments has been the superior performance of the Vanguard money market funds. You’ll find the long-term record in this report on each fund’s Performance Summary pages, which provide returns for each of the past ten years. The funds have consistently outpaced the average returns of their peer-group competitors. The table on page 5 shows these ten-year returns on an average annual basis.

Changes in Yields
		7-Day SEC Yield
	August 31,	August 31,
	2010	2009
Prime Money Market Fund
Investor Shares	0.13%	0.19%
Institutional Shares	0.26	0.34
Federal Money Market Fund	0.05	0.15
Admiral Treasury Money Market Fund	0.02	0.07

Much of the credit goes to the team of portfolio managers and credit analysts in Vanguard Fixed Income Group. Their considerable skills are complemented by our funds’ historically low expense ratios. High-cost funds pass along less of their earnings to their shareholders, and their managers may be tempted to invest in riskier securities to overcome the drag on performance created by greater costs.

A diversified mix of assets can underpin long-term growth
Money market mutual funds can play an important role in your financial picture primarily because of their stability and liquidity. But the potential for meaningful long-term growth can best be produced by a portfolio that also includes diversified holdings of stocks and bonds.

Of course, there’s no one “right” mix of stocks, bonds, and money market assets. This is a decision that should be determined by your unique goals, time horizon, and appetite for risk. Stocks provide the potential for long-term growth. At the same time, money market and bond funds can help cushion the stock market’s downward swings. A balanced and diversified portfolio of these asset classes can go a long way toward helping you meet your financial goals.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 13, 2010

Advisor’s Report

For the 12 months ended August 31, 2010, the three Vanguard Money Market Funds produced low levels of returns. As you know all too well by now, the Federal Reserve’s interest rate policy has pushed the yields of short-term assets to exceptionally low levels. In the final month of fiscal 2010, the central bank’s rate-setting committee chose once again to retain its 20-month-old target of 0%–0.25% for short-term lending rates, saying the target would stay in place “for an extended period.”

In this historically unusual environment, the Admiral Treasury Money Market Fund returned 0.03%; the Federal Money Market Fund, 0.04%; and the Prime Money Market Fund, 0.08% for Investor Shares and 0.22% for Institutional Shares, which have a lower expense ratio. Of course, until the Fed reverses course, we must expect returns to remain low.

The investment environment
Financial difficulties in Greece reached a crescendo in the spring as the yield on Greek bonds soared. The heavily indebted country clearly needed a rescue package. As Eurozone leaders struggled to reach a consensus on the appropriate course of action, Greece’s troubles spawned doubts about the bonds of other European governments.

During this period of uncertainty, our credit team did an outstanding job reassessing risks as conditions evolved. We paid particular attention to banks, which have a long history of investing in government debt and represent a significant portion of the Prime Money Market Fund’s assets. Based on our analysis, we adjusted the fund’s exposure to a number of European issuers. These assets were redeployed into other investments, such as Canadian and Australian banks, which had little exposure to troubled Eurozone debt. As in past periods of heightened uncertainty, we prefer to watch from the sidelines rather than stay in the game.

Eventually, Eurozone leaders assembled a rescue package that helped stabilize financial conditions. Although most measures of financial market conditions appear to have improved, we remain cautious.

Because of uncertainties surrounding the recovery from the Great Recession, we have maintained larger-than-usual weightings in Treasury obligations in both the Prime and Federal Money Market Funds since early 2008. Our Treasury holdings have also helped us meet new liquidity requirements, which are among the revised regulations issued this year by the Securities and Exchange Commission (SEC) for all money market mutual funds in the wake of the financial crisis.

For both funds, we increased the use of floating-rate debt issued by Fannie Mae and Freddie Mac, which outperformed government-agency discount notes. The two funds also entered into term repurchase agreements, which were collateralized with U.S. government agency securities. These tactics further aided in our repositioning of the Prime Money Market portfolio.

The regulatory environment
We are continuing to implement the new rules for money market funds that were mandated by the SEC and described in our February letter. These changes are designed to strengthen the industry by raising liquidity and credit-quality standards and providing greater transparency.

The rules, now being phased in, will be fully effective in 2011. Among the requirements are revised maturity limits, including a maximum average weighted maturity of 60 days. For the Prime Money Market Fund, for example, the average weighted maturity dropped from 74 days on August 31, 2009, to 58 days on August 31, 2010. The shorter average weighted maturity will trim our funds’ yields incrementally.

While money market funds across the industry are coming to grips with new standards, we haven’t altered our conservative approach toward managing your assets. We will continue to seek high-quality investments and to thoroughly vet each one of them with the help of an experienced staff of top-notch credit analysts.

David R. Glocke, Principal
Vanguard Fixed Income Group
September 21, 2010

Prime Money Market Fund

Fund Profile
As of August 31, 2010

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.25%	0.10%
7-Day SEC Yield	0.13%	0.26%
Average Weighted
Maturity	58 days	58 days

Sector Diversification (% of portfolio)
Commercial Paper		17.2%
Certificates of Deposit		35.9
U.S. Treasury Bills		16.4
U.S. Government Agency Obligations		22.8
Repurchase Agreements		5.1
Other		2.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	46.8%
Aa	45.5
A	7.7

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2009, as revised April 9, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2010, the expense ratios were 0.23% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2000, Through August 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended August 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Prime Money Market Fund Investor
	Shares	0.08%	2.90%	2.62%	$12,953
••••••••	Citigroup Three-Month U.S. Treasury
	Bill Index	0.12	2.53	2.46	12,752
– – – –	Money Market Funds Average	0.02	2.37	2.06	12,260
Money Market Funds Average: Derived from data provided by Lipper Inc.

					Final Value
		One	Five	Ten	of a $5,000,000
		Year	Years	Years	Investment
Prime Money Market Fund
Institutional Shares		0.22%	3.06%	2.81%	$6,595,724
Citigroup Three-Month U.S.
Treasury Bill Index		0.12	2.53	2.46	6,376,086
Money Market Funds Average		0.02	2.37	2.06	6,130,248

See Financial Highlights for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2000, Through August 31, 2010

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2001	5.43%	4.75%
2002	2.09	1.40
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02

7-day SEC yield (8/31/2010): 0.13%
Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended June 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.10%	3.01%	2.73%
Institutional Shares	10/3/1989	0.24	3.17	2.92

Prime Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (39.9%)
2	Fannie Mae Discount Notes	0.230%	9/1/10	581,103	581,103
2	Fannie Mae Discount Notes	0.210%	9/15/10	323,603	323,577
2	Fannie Mae Discount Notes	0.200%	10/13/10	355,005	354,922
2	Fannie Mae Discount Notes	0.190%	11/10/10	52,636	52,617
2	Federal Home Loan Bank Discount Notes	0.190%–0.200%	9/3/10	845,800	845,791
2	Federal Home Loan Bank Discount Notes	0.200%	10/13/10	48,900	48,889
2	Federal Home Loan Bank Discount Notes	0.200%	10/15/10	50,700	50,688
2	Federal Home Loan Bank Discount Notes	0.180%	10/20/10	284,300	284,230
2	Federal Home Loan Bank Discount Notes	0.190%	11/3/10	23,700	23,692
2,3	Federal Home Loan Banks	0.227%	1/26/12	405,000	404,828
2,3	Federal Home Loan Banks	0.235%	1/23/12	425,000	424,850
2,3	Federal Home Loan Banks	0.262%	1/9/12	593,000	592,740
2,3	Federal Home Loan Banks	0.270%	2/3/12	122,000	121,947
2,3	Federal Home Loan Banks	0.275%	2/3/12	484,000	483,794
2,3	Federal Home Loan Banks	0.288%	2/1/12	750,000	749,656
2,3	Federal Home Loan Banks	0.254%	5/13/11	1,079,640	1,079,483
2,3	Federal Home Loan Mortgage Corp.	0.215%	12/21/11	1,500,000	1,499,012
2,3	Federal Home Loan Mortgage Corp.	0.236%	12/16/11	515,000	514,731
2,3	Federal Home Loan Mortgage Corp.	0.236%	2/16/12	470,400	470,113
2,3	Federal Home Loan Mortgage Corp.	0.581%	4/7/11	3,247,000	3,246,863
2,3	Federal Home Loan Mortgage Corp.	0.355%	5/4/11	500,000	499,935
2,3	Federal Home Loan Mortgage Corp.	0.365%	8/5/11	1,250,000	1,250,202
2,3	Federal National Mortgage Assn.	0.162%	7/27/11	2,000,000	1,999,277
2,3	Federal National Mortgage Assn.	0.200%	8/11/11	1,000,000	999,430
2,3	Federal National Mortgage Assn.	0.285%	8/23/12	1,455,500	1,454,626
2,3	Federal National Mortgage Assn.	0.264%	5/13/11	3,000,000	2,999,791
2	Freddie Mac Discount Notes	0.320%	9/7/10	84,550	84,545
2	Freddie Mac Discount Notes	0.250%	10/6/10	1,750,000	1,749,575
2	Freddie Mac Discount Notes	0.250%	10/7/10	1,750,000	1,749,562
2	Freddie Mac Discount Notes	0.190%	10/19/10	45,000	44,989
2	Freddie Mac Discount Notes	0.190%	10/27/10	7,850	7,848
2	Freddie Mac Discount Notes	0.190%	11/1/10	40,000	39,987
	United States Treasury Bill	0.162%	9/2/10	760,000	759,997
	United States Treasury Bill	0.130%	9/9/10	1,342,000	1,341,961
	United States Treasury Bill	0.241%–0.242%	9/16/10	1,000,000	999,899
	United States Treasury Bill	0.240%	9/23/10	1,500,000	1,499,780

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.160%–0.240%	9/30/10	2,800,000	2,799,600
United States Treasury Bill	0.265%	10/7/10	1,000,000	999,735
United States Treasury Bill	0.150%	10/14/10	1,615,500	1,615,211
United States Treasury Bill	0.155%	10/21/10	1,500,000	1,499,677
United States Treasury Bill	0.150%	10/28/10	1,000,000	999,762
United States Treasury Bill	0.150%	11/12/10	1,000,000	999,700
United States Treasury Bill	0.155%	11/18/10	1,250,000	1,249,580
United States Treasury Bill	0.145%	12/2/10	2,200,000	2,199,194
United States Treasury Bill	0.185%	2/24/11	1,000,000	999,096
Total U.S. Government and Agency Obligations (Cost $42,996,485)				42,996,485
Commercial Paper (17.5%)
Finance—Auto (1.6%)
American Honda Finance Corp.	0.390%	9/2/10	80,000	79,999
American Honda Finance Corp.	0.360%–0.370%	9/7/10	133,500	133,492
American Honda Finance Corp.	0.370%	9/8/10	30,000	29,998
American Honda Finance Corp.	0.340%–0.350%	10/4/10	60,000	59,981
American Honda Finance Corp.	0.360%	10/18/10	56,600	56,574
American Honda Finance Corp.	0.360%	10/19/10	49,500	49,476
American Honda Finance Corp.	0.330%	11/2/10	36,500	36,479
American Honda Finance Corp.	0.330%	11/10/10	156,500	156,400
Toyota Credit Canada Inc.	0.451%	10/18/10	25,000	24,985
Toyota Credit Canada Inc.	0.420%	10/27/10	50,000	49,967
Toyota Credit Canada Inc.	0.420%	10/28/10	71,400	71,353
Toyota Credit Canada Inc.	0.290%	11/17/10	20,400	20,387
Toyota Motor Credit Corp.	0.571%	9/1/10	79,000	79,000
Toyota Motor Credit Corp.	0.430%	10/18/10	121,300	121,232
Toyota Motor Credit Corp.	0.380%	10/27/10	81,100	81,052
Toyota Motor Credit Corp.	0.280%	11/16/10	81,300	81,252
Toyota Motor Credit Corp.	0.280%	11/22/10	99,000	98,937
Toyota Motor Credit Corp.	0.280%	11/23/10	206,000	205,867
Toyota Motor Credit Corp.	0.280%	11/24/10	101,000	100,934
Toyota Motor Credit Corp.	0.380%	2/25/11	148,250	147,973
				1,685,338
Finance—Other (3.0%)
General Electric Capital Corp.	0.481%	9/1/10	440,000	440,000
General Electric Capital Corp.	0.350%	9/20/10	400,000	399,926
General Electric Capital Corp.	0.350%	9/27/10	642,000	641,838
General Electric Capital Corp.	0.421%	10/25/10	247,000	246,844
General Electric Capital Corp.	0.511%	1/19/11	247,000	246,510
General Electric Capital Corp.	0.391%	3/16/11	250,000	249,469
General Electric Capital Corp.	0.431%	4/8/11	247,000	246,354
General Electric Capital Corp.	0.411%	4/22/11	300,000	299,204
General Electric Capital Corp.	0.411%	4/27/11	494,000	492,661
				3,262,806
Foreign Banks (8.9%)
Abbey National NA LLC	0.600%	9/21/10	500,000	500,000
Banque et Caisse d’Epargne de L’Etat	0.320%	11/16/10	38,950	38,924
Banque et Caisse d’Epargne de L’Etat	0.315%	12/2/10	81,500	81,434
Banque et Caisse d’Epargne de L’Etat	0.350%	2/14/11	99,000	98,840
Banque et Caisse d’Epargne de L’Etat	0.341%–0.351%	2/18/11	110,000	109,820
4 Commonwealth Bank of Australia	0.400%	9/13/10	69,000	68,991
4 Commonwealth Bank of Australia	0.461%	9/15/10	444,800	444,720
4 Commonwealth Bank of Australia	0.460%	9/17/10	100,000	99,980

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Commonwealth Bank of Australia	0.371%	9/27/10	195,750	195,698
4 Commonwealth Bank of Australia	0.390%	10/6/10	719,000	718,727
4 Commonwealth Bank of Australia	0.390%	10/8/10	198,000	197,921
4 Commonwealth Bank of Australia	0.290%	11/16/10	173,250	173,144
4 Commonwealth Bank of Australia	0.390%	1/27/11	50,000	49,920
4 Commonwealth Bank of Australia	0.341%	2/11/11	37,250	37,193
4 Danske Corp.	0.516%	9/15/10	145,000	144,971
4 Danske Corp.	0.518%	9/16/10	150,000	149,968
4 Danske Corp.	0.516%	9/17/10	250,000	249,943
4 Danske Corp.	0.461%	9/28/10	19,000	18,993
4 Danske Corp.	0.591%	9/29/10	1,288,000	1,287,409
4 Danske Corp.	0.451%	10/29/10	900,000	899,347
4 DNB NOR Bank ASA	0.531%	9/7/10	167,000	166,985
4 National Australia Funding Delaware Inc.	0.361%	1/3/11	54,400	54,333
Nordea North America Inc.	0.506%	1/21/11	200,000	199,602
Svenka Handelsbanken Inc.	0.401%–0.410%	10/19/10	415,300	415,077
4 Westpac Banking Corp.	0.300%	9/9/10	987,000	986,934
4 Westpac Banking Corp.	0.481%	1/10/11	500,000	499,127
4 Westpac Banking Corp.	0.481%	1/18/11	500,000	499,073
4 Westpac Banking Corp.	0.376%	2/3/11	494,000	493,202
4 Westpac Banking Corp.	0.361%	2/4/11	433,000	432,324
4 Westpac Banking Corp.	0.376%	2/7/11	247,000	246,591
				9,559,191
Foreign Governments (0.4%)
4 Electricite de France	0.260%	10/28/10	131,000	130,946
4 Electricite de France	0.290%	11/29/10	361,000	360,741
				491,687
Foreign Industrial (3.6%)
4 Nestle Capital Corp.	0.270%	9/1/10	498,500	498,500
4 Nestle Capital Corp.	0.380%	9/3/10	85,940	85,938
4 Nestle Capital Corp.	0.300%	9/8/10	162,000	161,991
4 Nestle Capital Corp.	0.390%	10/1/10	225,900	225,827
Nestle Finance International Ltd.	0.390%	10/1/10	338,900	338,790
Nestle Finance International Ltd.	0.350%	10/12/10	289,800	289,684
4 Novartis Finance Corp.	0.290%	12/1/10	49,000	48,964
4 Novartis Finance Corp.	0.351%	2/1/11	53,000	52,921
4 Novartis Finance Corp.	0.341%	2/7/11	198,000	197,703
4 Novartis Finance Corp.	0.321%	3/2/11	46,000	45,926
4 Novartis Securities Investment Ltd	0.280%	11/15/10	57,350	57,316
4 Novartis Securities Investment Ltd	0.290%	12/1/10	77,500	77,443
4 Novartis Securities Investment Ltd	0.290%	12/2/10	60,000	59,955
4 Procter & Gamble International	0.250%	10/4/10	32,060	32,053
Procter & Gamble International	0.250%	10/12/10	105,175	105,145
4 Procter & Gamble International	0.250%	10/19/10	202,000	201,933
4 Procter & Gamble International	0.250%	11/8/10	122,662	122,604
4 Procter & Gamble International	0.250%	11/10/10	60,800	60,770
4 Procter & Gamble International	0.270%	11/19/10	122,000	121,928
4 Procter & Gamble International	0.280%	1/11/11	45,000	44,954
4 Procter & Gamble International	0.280%	1/12/11	108,150	108,038
4 Shell International Finance BV	0.401%	1/24/11	138,000	137,778
4 Shell International Finance BV	0.381%	1/26/11	99,000	98,846
4 Shell International Finance BV	0.331%	3/1/11	55,000	54,909
4 Shell International Finance BV	0.321%–0.331%	3/2/11	147,750	147,506
4 Total Capital Canada, Ltd.	0.350%	10/8/10	139,500	139,450

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Total Capital Canada, Ltd.	0.260%	11/24/10	41,100	41,075
4 Total Capital Canada, Ltd.	0.481%	1/14/11	309,400	308,843
				3,866,790
Total Commercial Paper (Cost $18,865,812)				18,865,812
Certificates of Deposit (36.5%)
Domestic Banks (2.6%)
State Street Bank & Trust Co.	0.320%	9/7/10	500,000	500,000
State Street Bank & Trust Co.	0.320%	9/10/10	300,000	300,000
State Street Bank & Trust Co.	0.400%	10/18/10	500,000	500,000
State Street Bank & Trust Co.	0.450%	11/2/10	148,000	148,000
State Street Bank & Trust Co.	0.540%	11/9/10	295,000	295,000
State Street Bank & Trust Co.	0.640%	1/3/11	500,000	500,000
State Street Bank & Trust Co.	0.390%	2/11/11	297,000	297,000
State Street Bank & Trust Co.	0.380%	2/15/11	150,000	150,000
State Street Bank & Trust Co.	0.370%	2/16/11	148,300	148,300
				2,838,300
Eurodollar Certificates of Deposit (14.8%)
Australia & New Zealand Banking Group, Ltd.	0.390%	10/13/10	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.390%	10/14/10	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.450%	11/8/10	197,000	197,000
Australia & New Zealand Banking Group, Ltd.	0.600%	1/6/11	396,000	396,000
Australia & New Zealand Banking Group, Ltd.	0.550%	1/14/11	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.400%	1/26/11	365,800	365,800
Australia & New Zealand Banking Group, Ltd.	0.400%	2/2/11	347,000	347,000
Australia & New Zealand Banking Group, Ltd.	0.400%	2/4/11	395,500	395,500
Australia & New Zealand Banking Group, Ltd.	0.350%	2/14/11	249,000	249,000
Bank of Nova Scotia	0.420%	10/29/10	590,000	590,000
Bank of Nova Scotia	0.370%	2/4/11	198,000	198,000
Commonwealth Bank of Australia	0.305%	9/10/10	750,000	750,001
Commonwealth Bank of Australia	0.480%	9/15/10	250,000	250,000
Commonwealth Bank of Australia	0.480%	11/3/10	650,000	650,000
Credit Agricole S.A.	0.310%	9/13/10	500,000	500,000
DNB NOR Ban ASA (London Branch)	0.480%	9/24/10	480,000	480,001
DNB NOR Bank ASA (London Branch)	0.300%	11/12/10	975,000	975,000
HSBC Bank PLC	0.330%	9/20/10	494,000	494,000
HSBC Bank PLC	0.350%	9/24/10	600,000	600,000
HSBC Bank PLC	0.360%	10/1/10	494,000	494,000
HSBC Bank PLC	0.400%	10/22/10	500,000	500,000
HSBC Bank PLC	0.330%	10/26/10	500,000	500,000
HSBC Bank PLC	0.500%	11/12/10	500,000	500,000
HSBC Bank PLC	0.340%	2/18/11	99,000	99,000
Lloyds TSB Bank PLC	0.390%	11/9/10	250,000	250,000
Lloyds TSB Bank PLC	0.385%	11/10/10	242,000	242,000
National Australia Bank Ltd.	0.480%	9/17/10	1,185,000	1,185,000
National Australia Bank Ltd.	0.470%	9/22/10	480,000	480,000
National Australia Bank Ltd.	0.400%	10/8/10	250,000	250,000
National Australia Bank Ltd.	0.460%	1/21/11	250,000	250,000
National Australia Bank Ltd.	0.410%	2/2/11	175,000	175,000
National Australia Bank Ltd.	0.370%	2/9/11	725,000	725,000
National Australia Bank Ltd.	0.360%	2/22/11	75,000	75,000
Royal Bank of Scotland PLC	0.340%	10/6/10	1,000,000	1,000,000
Royal Bank of Scotland PLC	0.320%	10/12/10	265,000	265,000
Societe Generale (London Branch)	0.290%	9/20/10	500,000	500,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Toronto Dominion Bank	0.290%	11/12/10	164,000	164,000
Toronto Dominion Bank	0.290%	11/12/10	166,000	166,000
				15,998,302
Yankee Certificates of Deposit (19.1%)
Abbey National Treasury Services PLC (US Branch)	0.650%	10/22/10	500,000	500,000
Abbey National Treasury Services PLC (US Branch)	0.680%	11/3/10	500,000	500,000
Abbey National Treasury Services PLC (US Branch)	0.570%	11/16/10	250,000	250,000
Abbey National Treasury Services PLC (US Branch)	0.850%	2/23/11	500,000	500,000
Abbey National Treasury Services PLC (US Branch)	0.850%	2/24/11	500,000	500,000
Abbey National Treasury Services PLC (US Branch)	0.850%	3/1/11	461,000	461,000
Bank of Montreal (Chicago Branch)	0.330%	9/20/10	405,000	405,000
Bank of Montreal (Chicago Branch)	0.400%	10/8/10	346,000	346,000
Bank of Montreal (Chicago Branch)	0.400%	10/12/10	346,000	346,000
Bank of Montreal (Chicago Branch)	0.380%	10/20/10	240,000	240,000
Bank of Nova Scotia (Houston Branch)	0.480%	9/1/10	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.470%	9/2/10	250,000	250,000
Bank of Nova Scotia (Houston Branch)	0.280%	11/17/10	225,000	225,000
Bank of Nova Scotia (Houston Branch)	0.470%	1/10/11	536,000	536,000
Bank of Nova Scotia (Houston Branch)	0.350%	2/9/11	500,000	500,000
Commonwealth Bank of Australia (New York Branch)	0.510%	1/25/11	98,900	98,926
DNB NOR Bank ASA (New York Branch)	0.500%	9/16/10	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	0.510%	9/10/10	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	0.520%	9/13/10	350,000	350,000
Lloyds TSB Bank PLC (New York Branch)	0.530%	9/15/10	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	0.510%	10/13/10	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	0.380%	11/10/10	218,000	218,025
Nordea Bank Finland PLC (New York Branch)	0.490%	9/15/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.470%	11/4/10	744,000	744,000
Nordea Bank Finland PLC (New York Branch)	0.500%	11/5/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.520%	11/10/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.600%	1/4/11	247,000	247,000
Nordea Bank Finland PLC (New York Branch)	0.520%	1/19/11	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.400%	10/8/10	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.410%	10/29/10	590,000	590,000
Rabobank Nederland NV (New York Branch)	0.590%	1/14/11	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.440%	1/31/11	50,000	50,017
Rabobank Nederland NV (New York Branch)	0.430%	2/4/11	493,000	493,000
Rabobank Nederland NV (New York Branch)	0.400%	2/9/11	615,000	615,000
Royal Bank of Canada (New York Branch)	0.300%	10/21/10	494,000	494,000
Royal Bank of Canada (New York Branch)	0.310%	2/28/11	989,000	989,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.480%	9/13/10	235,000	235,000
Svenska Handelsbanken (New York Branch)	0.520%	9/2/10	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.490%	9/14/10	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.350%	9/24/10	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.425%	10/26/10	750,000	750,000
Svenska Handelsbanken (New York Branch)	0.460%	1/27/11	48,000	48,002
Svenska Handelsbanken (New York Branch)	0.400%	1/31/11	485,000	485,000
Toronto Dominion Bank (New York Branch)	0.300%	10/22/10	203,000	203,000
Toronto Dominion Bank (New York Branch)	0.400%	10/28/10	494,000	494,000
Toronto Dominion Bank (New York Branch)	0.450%	11/5/10	494,200	494,200
Toronto Dominion Bank (New York Branch)	0.530%	11/10/10	496,000	496,000
Westpac Banking Corp. (New York Branch)	0.450%	10/1/10	74,000	74,004
Westpac Banking Corp. (New York Branch)	0.470%	1/14/11	500,000	500,000
				20,527,174
Total Certificates of Deposit (Cost $39,363,776)				39,363,776

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (5.2%)
BarclaysCapitalInc.
(Dated 8/31/10, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note 1.875%, 8/31/17)	0.240%	9/1/10	100,000	100,000
Barclays Capital Inc.
(Dated 7/20/10, Repurchase Value
$1,500,541,000, collateralized by Federal Farm
Credit Bank 3.500%, 10/3/11, Federal Home
Loan Bank 0.360%–5.375, 10/22/10–3/14/36,
Federal Home Loan Bank Discount Note,
9/22/10–1/28/11, Federal Home Loan Mortgage
Corp. 1.375%–6.750, 1/15/12–11/15/13, Federal
National Mortgage Assn. 7.250%, 5/15/30, and
Federal National Mortgage Assn. STRIP 11/15/30)	0.220%	9/7/10	1,500,000	1,500,000
BNP Paribas Securities Corp.
(Dated 8/31/10, Repurchase Value
$171,001,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 1/15/26–1/15/27,
2.000%–2.375%)	0.200%	9/1/10	171,000	171,000
BNP Paribas Securities Corp.
(Dated 8/31/10, Repurchase Value
$100,001,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 2.000%, 1/15/26
and U.S. Treasury Inflation Adjusted Note
2.375%, 1/15/17)	0.240%	9/1/10	100,000	100,000
Deutsche Bank Securities, Inc.
(Dated 8/31/10, Repurchase Value
$100,001,000, collateralized by U.S. Treasury
Bill 0.000%, 2/10/11)	0.240%	9/1/10	100,000	100,000
Deutsche Bank Securities, Inc.
(Dated 8/6/10, Repurchase Value
$532,792,000, collateralized by Federal
Home Loan Bank 1.125%–5.625%,
12/10/10–8/15/19, Federal Home Loan Mortgage
Corp. 2.175%–5.500%, 10/25/10–3/27/19, Federal
Home Loan Mortgage Corp Discount Note
10/26/10–6/20/11, Federal Home Loan Mortgage
Corp. STRIP 7/15/13–1/15/14, Federal National
Mortgage Assn. 1.000%–7.250%, 9/13/10–5/15/30,
Federal National Mortgage Assn. Discount Note
10/1/10–4/18/11, Federal National Mortgage Assn.
Discount Note 10/1/10–4/18/11, and Federal
National Mortgage Assn. STRIP 1/15/30)	0.220%	9/7/10	532,600	532,600
Deutsche Bank Securities, Inc.
(Dated 8/5/10, Repurchase Value
$1,000,356,000, collateralized by U.S. Treasury
Bill 0.000%, 9/2/10–7/28/11, U.S. Treasury Bond
3.875%–11.250%, 2/15/15–8/15/40, U.S. Treasury
Inflation Adjusted Note 1.250%–2.375%,
4/15/12–7/15/20, and U.S. Treasury Note
0.875%–5.125%, 9/15/10–8/15/19)	0.210%	9/7/10	1,000,000	1,000,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Deutsche Bank Securities, Inc.
(Dated 8/9/10, Repurchase Value
$410,751,000, collateralized by U.S. Treasury
Bill 0.000%, 1/6/11–4/7/11, U.S. Treasury
Inflation Adjusted Bond 2.375%, 1/15/27,
U.S. Treasury Inflation Adjusted Note 1.375%,
7/15/18, and U.S. Treasury Note 1.750%–4.875%,
6/30/12–10/31/16)	0.220%	9/7/10	410,600	410,600
J.P. Morgan Securities Inc.
(Dated 8/31/10, Repurchase Value
$100,001,000, collateralized by U.S. Treasury
Note 1.375%, 1/15/13)	0.240%	9/1/10	100,000	100,000
RBS Securities, Inc.
(Dated 8/31/10, Repurchase Value
$70,444,000, collateralized by U.S. Treasury
Note 3.375%–4.125%, 5/15/15/–11/15/19)	0.250%	9/1/10	70,444	70,444
RBS Securities, Inc.
(Dated 8/6/10, Repurchase Value
$193,066,000, collateralized by U.S. Treasury
Note 1.000%–2.375%, 7/15/13–8/31/14)	0.210%	9/7/10	193,000	193,000
RBS Securities, Inc.
(Dated8/17/10,RepurchaseValue
$392,835,000, collateralized by U.S. Treasury
Note 3.875%, 5/15/18)	0.210%	9/7/10	392,700	392,700
Societe Generale
(Dated 8/9/10, Repurchase Value
$164,232,000, collateralized by Federal
Home Loan Mortgage Corp. 5.250%–6.250%,
7/18/11–7/15/32, Federal National Mortgage
Assn. 0.625%–5.625%, 9/24/12–7/15/37, and
Federal National Mortgage Assn. Discount
Note 9/24/10)	0.220%	9/7/10	164,200	164,200
Societe Generale
(Dated 8/17/10, Repurchase Value
$411,174,000, collateralized by U.S. Treasury
Bill 0.000%, 10/21/10, U.S. Treasury Bond
8.000%, 11/15/21, and U.S. Treasury Note
0.750%–1.000%, 12/31/11–5/31/12)	0.210%	9/7/10	411,100	411,100
Societe Generale
(Dated 8/6/10, Repurchase Value
$386,039,000, collateralized by Federal Home
Loan Bank 0.350%, 4/27/11, Federal Home
Loan Mortgage Corp. 0.875%–6.875%,
9/15/10–7/15/32, Federal National Mortgage
Assn. 2.750%–5.375%, 12/15/10–3/13/14,
and Federal National Mortgage Assn. Discount
Note 12/15/10–4/4/11)	0.220%	9/7/10	385,900	385,900
Total Repurchase Agreements (Cost $5,631,544)				5,631,544

			Shares
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,041,119)	2.814%		1,041,118,728	1,041,119

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (1.7%)
3 Arizona Health Fac. Auth. Rev.
(Banner Health) VRDO	0.280%	9/7/10	27,900	27,900
3 Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	0.300%	9/7/10	79,000	79,000
3 Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	0.300%	9/7/10	17,100	17,100
3 Board of Regents of the Univ. of Texas System
Rev. Financing System VRDO	0.200%	9/7/10	95,000	95,000
3 Board of Regents of the Univ. of Texas System
Rev. Financing System VRDO	0.230%	9/7/10	17,425	17,425
3 Boone County KY Pollution Rev.
(Duke Energy Inc. Project) VRDO	0.250%	9/7/10	19,000	19,000
3 California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) VRDO	0.260%	9/7/10	66,500	66,500
3 California Housing Finance Agency
Home Mortgage Rev. VRDO	0.290%	9/7/10	15,500	15,500
3 California Housing Finance Agency
Home Mortgage Rev. VRDO	0.290%	9/7/10	25,650	25,650
3 California Infrastructure & Econ. Dev. Bank
Rev. (Orange County Performing) VRDO	0.240%	9/7/10	35,900	35,900
3 California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230%	9/7/10	34,490	34,490
3 California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.220%	9/7/10	19,000	19,000
3 Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) VRDO	0.230%	9/7/10	23,200	23,200
3 Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.260%	9/7/10	44,000	44,000
3 Delaware River Port Auth.
Pennsylvania & New Jersey Rev. VRDO	0.260%	9/7/10	56,100	56,100
3 District of Columbia Rev.
(Georgetown Univ.) VRDO	0.260%	9/7/10	17,200	17,200
3 District of Columbia Rev.
(Washington Drama Society) VRDO	0.280%	9/7/10	20,375	20,375
3 Fairfax County VA Econ. Dev. Auth. Rev. VRDO	0.290%	9/7/10	10,600	10,600
3 Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine) VRDO	0.310%	9/7/10	42,500	42,500
3 Idaho Housing & Finance Assn. Single
Family Mortgage Rev. VRDO	0.300%	9/7/10	17,800	17,800
3 Illinois Finance Auth. Rev.
(Carle Foundation) VRDO	0.270%	9/7/10	30,265	30,265
3 Jacksonville FL Captial Project Rev. VRDO	0.310%	9/7/10	26,905	26,905
3 Los Angeles CA Wastewater System Rev. VRDO	0.220%	9/7/10	37,400	37,400
3 Los Angeles CA Wastewater System Rev. VRDO	0.240%	9/7/10	20,400	20,400
3 Los Angeles CA Wastewater System Rev. VRDO	0.300%	9/7/10	27,740	27,740
3 Los Angeles CA Wastewater System Rev. VRDO	0.300%	9/7/10	23,200	23,200
3 Loudoun County VA IDA Rev.
(Howard Hughes Medical Institute) VRDO	0.230%	9/7/10	18,855	18,855

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Loudoun County VA IDA Rev.
	(Howard Hughes Medical Institute) VRDO	0.270%	9/7/10	49,365	49,365
3	Maryland Health & Higher Educ. Fac. Auth. Rev.
	(Univ. of Maryland Medical System) VRDO	0.250%	9/7/10	30,160	30,160
3	Massachusetts Health & Educ. Fac. Auth. Rev.
	(MIT) VRDO	0.220%	9/7/10	19,320	19,320
3	Miami-Dade County FL Special Obligation VRDO	0.240%	9/7/10	25,350	25,350
3	Minneapolis & St. Paul MN Housing & Redev. Auth.
	Health Care System (Allina Health Care) VRDO	0.250%	9/7/10	15,000	15,000
3	Missouri Health & Educ. Fac. Auth. Health
	Fac. Rev. (BJC Health System) VRDO	0.220%	9/7/10	18,000	18,000
3	New Hampshire Health & Educ. Fac. Auth. Rev.
	(Dartmouth College) VRDO	0.240%	9/7/10	27,250	27,250
3	New Jersey Econ. Dev. Auth. Rev. VRDO	0.270%	9/7/10	82,500	82,500
3	New Jersey Health Care Fac. Financing Auth.
	Rev. (AHS Hosp. Corp.) VRDO	0.290%	9/7/10	38,730	38,730
3	New Jersey Transp. Trust Fund Auth. Rev. VRDO	0.260%	9/7/10	32,800	32,800
3	New Mexico Finance Auth. Transp. Rev. VRDO	0.320%	9/7/10	40,700	40,700
3	New York City NY Cultural Resources Rev.
	(Lincoln Center) VRDO	0.260%	9/7/10	32,500	32,500
3	New York City NY GO VRDO	0.240%	9/7/10	26,600	26,600
3	New York State Housing Finance Agency Rev.
	(Clinton Green North) VRDO	0.280%	9/7/10	24,400	24,400
3	New York State Housing Finance Agency Rev.
	(West 31st Street) VRDO	0.280%	9/7/10	42,300	42,300
3	New York State Housing
	Finance Agency Rev. VRDO	0.270%	9/7/10	17,300	17,300
3	New York State Housing
	Finance Agency Rev. VRDO	0.280%	9/7/10	31,500	31,500
3	New York State Urban Dev. Corp. Rev. VRDO	0.240%	9/7/10	10,375	10,375
3	North Texas Tollway Auth. Rev. VRDO	0.270%	9/7/10	13,500	13,500
3	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pennsylvania Health System) VRDO	0.310%	9/7/10	47,595	47,595
3	Pittsburgh PA Water & Sewer Auth. Rev. VRDO	0.310%	9/7/10	57,850	57,850
3	Raleigh Durham NC Airport Auth. Rev. VRDO	0.300%	9/7/10	10,670	10,670
3,6	Seattle WA Muni. Light & Power Rev. TOB VRDO	0.320%	9/7/10	6,400	6,400
3	South Carolina Transp. Infrastructure Rev. VRDO	0.270%	9/7/10	47,500	47,500
3	Univ. of Texas Permanent Univ. Fund Rev. VRDO	0.250%	9/7/10	56,670	56,670
3	Univ. of Texas Rev. VRDO	0.200%	9/7/10	58,300	58,300
3	Utah Housing Corp.
	Single Family Mortgage Rev. VRDO	0.300%	9/7/10	16,500	16,500
3	Utah Housing Corp.
	Single Family Mortgage Rev. VRDO	0.300%	9/7/10	19,250	19,250
3	Washington Health Care Fac. Auth.
	(Multicare Health System) VRDO	0.250%	9/7/10	10,000	10,000
3	Washington Health Care Fac. Auth.
	(Swedish Health Services) VRDO	0.270%	9/7/10	20,500	20,500
Total Tax-Exempt Municipal Bonds (Cost $1,797,890)					1,797,890
Total Investments (101.8%) (Cost $109,696,626)					109,696,626

Prime Money Market Fund

Market
Value
($000)
Other Assets and Liabilities (-1.8%)
Other Assets	501,134
Liabilities	(2,406,213)
(1,905,079)
Net Assets (100%)	107,791,547

At August 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	107,774,260
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	17,287
Net Assets	107,791,547

Investor Shares—Net Assets
Applicable to 88,669,379,164 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	88,684,190
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 19,104,886,365 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,107,357
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2010, the aggregate value of these securities was $11,740,352,000, representing 10.9% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the value of this security represented 0.0% of net assets.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2010
($000)
Investment Income
Income
Interest[1]	343,139
Total Income	343,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,395
Management and Administrative—Investor Shares	170,804
Management and Administrative—Institutional Shares	9,603
Marketing and Distribution—Investor Shares	27,999
Marketing and Distribution—Institutional Shares	5,501
Money Market Guarantee Program	1,989
Custodian Fees	1,615
Auditing Fees	26
Shareholders’ Reports—Investor Shares	986
Shareholders’ Reports—Institutional Shares	105
Trustees’ Fees and Expenses	197
Total Expenses	224,220
Net Investment Income	118,919
Realized Net Gain (Loss) on Investment Securities Sold	1,651
Net Increase (Decrease) in Net Assets Resulting from Operations	120,570
1 Interest income from an affiliated company of the fund was $1,970,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,919	1,453,557
Realized Net Gain (Loss)	1,651	12,330
Net Increase (Decrease) in Net Assets Resulting from Operations	120,570	1,465,887
Distributions
Net Investment Income
Investor Shares	(78,239)	(1,231,299)
Institutional Shares	(40,680)	(222,258)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(118,919)	(1,453,557)
Capital Share Transactions
Investor Shares	(7,395,143)	3,583,887
Institutional Shares	784,242	4,477,418
Net Increase (Decrease) from Capital Share Transactions	(6,610,901)	8,061,305
Total Increase (Decrease)	(6,609,250)	8,073,635
Net Assets
Beginning of Period	114,400,797	106,327,162
End of Period	107,791,547	114,400,797

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.013	.035	.051	.043
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.013	.035	.051	.043
Distributions
Dividends from Net Investment Income	(.001)	(.013)	(.035)	(.051)	(.043)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.013)	(.035)	(.051)	(.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.08%	1.31%	3.60%	5.23%	4.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,684	$96,078	$92,483	$84,052	$64,578
Ratio of Total Expenses to Average Net Assets	0.23%	0.28%[2]	0.23%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	0.08%	1.25%	3.49%	5.10%	4.33%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.015	.037	.053	.045
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.002	.015	.037	.053	.045
Distributions
Dividends from Net Investment Income	(.002)	(.015)	(.037)	(.053)	(.045)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.002)	(.015)	(.037)	(.053)	(.045)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.22%	1.47%	3.75%	5.39%	4.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,107	$18,323	$13,844	$10,022	$6,269
Ratio of Total Expenses to Average Net Assets	0.09%	0.13%[1]	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.22%	1.40%	3.64%	5.26%	4.53%

1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to
Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2010, the fund had contributed capital of $20,008,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 8.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:
			Year Ended August 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	99,880,454	99,880,454	113,259,182	113,259,182
Issued in Lieu of Cash Distributions	76,231	76,231	1,193,463	1,193,463
Redeemed	(107,351,828)	(107,351,828)	(110,868,758)	(110,868,758)
Net Increase (Decrease)—Investor Shares	(7,395,143)	(7,395,143)	3,583,887	3,583,887
Institutional Shares
Issued	16,052,323	16,052,323	23,083,370	23,083,370
Issued in Lieu of Cash Distributions	39,524	39,524	211,837	211,837
Redeemed	(15,307,605)	(15,307,605)	(18,817,789)	(18,817,789)
Net Increase (Decrease)—Institutional Shares	784,242	784,242	4,477,418	4,477,418

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value fell below $0.995 and the fund’s trustees decided to liquidate the fund. The program covered the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

F. In preparing the financial statements as of August 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of August 31, 2010

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.25%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	51 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	10.8%
U.S. Government Agency Obligations	81.4
Repurchase Agreements	7.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2009, as revised April 9, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2010, the expense ratio was 0.22%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2000, Through August 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended August 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Federal Money Market Fund	0.04%	2.79%	2.56%	$12,877
••••••••	Citigroup Three-Month U.S. Treasury
	Bill Index	0.12	2.53	2.46	12,752
– – – –	Government Money Market Funds
	Average	0.00	2.29	2.04	12,243
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2000, Through August 31, 2010

		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2001	5.41%	4.82%
2002	2.12	1.48
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00

7-day SEC yield (8/31/2010): 0.05%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended June 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.06%	2.90%	2.67%

Federal Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (95.6%)
2	Fannie Mae Discount Notes	0.230%–0.260%	9/1/10	83,145	83,145
2	Fannie Mae Discount Notes	0.280%–0.290%	9/8/10	84,650	84,645
2	Fannie Mae Discount Notes	0.250%–0.290%	9/15/10	153,650	153,634
2	Fannie Mae Discount Notes	0.250%	9/20/10	133,900	133,882
2	Fannie Mae Discount Notes	0.300%	9/22/10	60,000	59,990
2	Fannie Mae Discount Notes	0.250%	9/27/10	37,000	36,993
2	Fannie Mae Discount Notes	0.250%	9/29/10	60,910	60,898
2	Fannie Mae Discount Notes	0.280%	10/1/10	7,500	7,498
2	Fannie Mae Discount Notes	0.310%	10/6/10	29,400	29,391
2	Fannie Mae Discount Notes	0.300%	10/13/10	90,000	89,968
2	Fannie Mae Discount Notes	0.190%–0.300%	10/20/10	222,650	222,567
2	Fannie Mae Discount Notes	0.180%–0.300%	10/27/10	155,000	154,947
2	Fannie Mae Discount Notes	0.290%–0.295%	11/3/10	195,000	194,900
2	Fannie Mae Discount Notes	0.220%	11/8/10	18,400	18,392
2	Fannie Mae Discount Notes	0.240%	12/15/10	25,000	24,983
2	Fannie Mae Discount Notes	0.240%	12/17/10	95,544	95,476
2	Fannie Mae Discount Notes	0.301%	1/18/11	140,000	139,838
2	Fannie Mae Discount Notes	0.250%	4/6/11	30,000	29,955
2	Federal Home Loan Bank Discount Notes	0.200%	9/3/10	55,000	54,999
2	Federal Home Loan Bank Discount Notes	0.180%	9/10/10	24,925	24,924
2	Federal Home Loan Bank Discount Notes	0.195%	10/1/10	248,100	248,060
2	Federal Home Loan Bank Discount Notes	0.210%	10/8/10	125,000	124,973
2	Federal Home Loan Bank Discount Notes	0.210%	10/13/10	132,000	131,968
2	Federal Home Loan Bank Discount Notes	0.200%	10/15/10	250,000	249,939
2	Federal Home Loan Bank Discount Notes	0.190%	11/3/10	55,000	54,982
2	Federal Home Loan Bank Discount Notes	0.210%–0.300%	11/5/10	100,935	100,884
2	Federal Home Loan Bank Discount Notes	0.250%	1/19/11	85,000	84,917
2	Federal Home Loan Bank Discount Notes	0.220%	2/11/11	75,000	74,925
2,3	Federal Home Loan Banks	0.270%	2/3/12	100,000	99,957
2,3	Federal Home Loan Banks	0.262%	1/9/12	150,000	149,934
2,3	Federal Home Loan Banks	0.235%	1/23/12	25,000	24,991
2,3	Federal Home Loan Banks	0.254%	5/13/11	165,000	164,977
2,3	Federal Home Loan Mortgage Corp.	0.236%	12/16/11	35,000	34,982
2,3	Federal Home Loan Mortgage Corp.	0.236%	2/16/12	75,000	74,956

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
2,3	Federal Home Loan Mortgage Corp.	0.581%	4/7/11	500,000	499,977
2,3	Federal Home Loan Mortgage Corp.	0.365%	8/5/11	95,000	94,991
2,3	Federal National Mortgage Assn.	0.285%	8/23/12	30,000	29,982
2	Freddie Mac Discount Notes	0.240%–0.260%	9/7/10	91,000	90,996
2	Freddie Mac Discount Notes	0.250%	9/8/10	6,800	6,800
2	Freddie Mac Discount Notes	0.250%–0.270%	9/13/10	173,250	173,235
2	Freddie Mac Discount Notes	0.250%	9/14/10	20,000	19,998
2	Freddie Mac Discount Notes	0.290%	9/20/10	85,000	84,987
2	Freddie Mac Discount Notes	0.300%–0.331%	10/4/10	12,556	12,552
2	Freddie Mac Discount Notes	0.250%	10/6/10	50,000	49,988
2	Freddie Mac Discount Notes	0.250%	10/7/10	50,000	49,988
2	Freddie Mac Discount Notes	0.295%	10/12/10	30,000	29,990
2	Freddie Mac Discount Notes	0.190%–0.290%	10/20/10	58,700	58,679
2	Freddie Mac Discount Notes	0.220%–0.300%	11/1/10	68,500	68,470
2	Freddie Mac Discount Notes	0.300%	11/8/10	75,000	74,958
2	Freddie Mac Discount Notes	0.240%	12/13/10	147,000	146,899
2	Freddie Mac Discount Notes	0.240%	12/14/10	95,290	95,224
2	Freddie Mac Discount Notes	0.210%	1/11/11	100,000	99,923
2	Freddie Mac Discount Notes	0.250%	1/18/11	40,000	39,961
2	Freddie Mac Discount Notes	0.250%	1/31/11	61,250	61,185
	United States Treasury Bill	0.167%	9/2/10	75,000	75,000
	United States Treasury Bill	0.130%	9/9/10	75,000	74,998
	United States Treasury Bill	0.161%	9/30/10	150,000	149,981
	United States Treasury Bill	0.167%	10/7/10	75,000	74,987
	United States Treasury Bill	0.155%	11/18/10	100,000	99,966
	United States Treasury Bill	0.190%	3/3/11	200,000	199,808
Total U.S. Government and Agency Obligations (Cost $5,784,993)					5,784,993
Repurchase Agreements (8.1%)
	Barclays Capital Inc.
	(Dated 8/31/10, Repurchase Value
	$60,000,000, collateralized by
	U.S. Treasury Bill 0.000%, 2/3/11)	0.240%	9/1/10	60,000	60,000
	Barclays Capital Inc.
	(Dated 8/31/10, Repurchase Value
	$100,035,000, collateralized by
	U.S. Treasury Inflation Adjusted Note
	2.500%, 7/15/16)	0.220%	9/7/10	100,000	100,000
	BNP Paribas Securities Corp.
	(Dated 8/31/10, Repurchase Value
	$60,000,000, collateralized by
	U.S. Treasury Inflation Adjusted Note
	2.375%, 1/15/17)	0.240%	9/1/10	60,000	60,000
	Deutsche Bank Securities, Inc.
	(Dated 8/31/10, Repurchase Value
	$60,000,000, collateralized by
	U.S. Treasury Note 2.750%, 5/31/17)	0.240%	9/1/10	60,000	60,000
	Deutsche Bank Securities, Inc.
	(Dated 8/31/10, Repurchase Value
	$30,611,000, collateralized by
	Federal Home Loan Bank 1.050%,
	11/15/10, Federal Home Loan
	Mortgage Corp. 1.540%, 12/15/11)	0.220%	9/7/10	30,600	30,600

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
J.P. Morgan Securities Inc.
(Dated 8/31/10, Repurchase Value
$60,000,000, collateralized by
U.S. Treasury Note 1.375%–1.875%,
1/15/13–6/30/15)	0.240%	9/1/10	60,000	60,000
RBS Securities, Inc.
(Dated 8/31/10, Repurchase Value
$61,985,000, collateralized by
U.S. Treasury Note 3.375%, 11/15/19)	0.250%	9/1/10	61,985	61,985
RBS Securities, Inc.
(Dated 8/31/10, Repurchase Value
$11,104,000, collateralized by
U.S. Treasury Note 4.250%, 8/15/14)	0.210%	9/7/10	11,100	11,100
RBS Securities, Inc.
(Dated 8/31/10, Repurchase Value
22,408,000, collateralized by
U.S. Treasury Note 3.375%, 11/15/19)	0.210%	9/7/10	22,400	22,400
Societe Generale
(Dated 8/31/10, Repurchase Value
$22,208,000, collateralized by Federal
Home Loan Mortgage Corp. 3.250%, 2/25/11)	0.220%	9/7/10	22,200	22,200
Total Repurchase Agreements (Cost $488,285)				488,285
Total Investments (103.7%) (Cost $6,273,278)				6,273,278
Other Assets and Liabilities (-3.7%)
Other Assets				11,103
Liabilities				(236,395)
				(225,292)
Net Assets (100%)
Applicable to 6,047,404,010 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,047,986
Net Asset Value Per Share				$1.00

At August 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				6,047,923
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				63
Net Assets				6,047,986

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2010
($000)
Investment Income
Income
Interest	19,388
Total Income	19,388
Expenses
The Vanguard Group—Note B
Investment Advisory Services	377
Management and Administrative	13,127
Marketing and Distribution	2,475
Custodian Fees	119
Auditing Fees	26
Shareholders’ Reports	60
Trustees’ Fees and Expenses	14
Total Expenses	16,198
Net Investment Income	3,190
Realized Net Gain (Loss) on Investment Securities Sold	63
Net Increase (Decrease) in Net Assets Resulting from Operations	3,253

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,190	111,570
Realized Net Gain (Loss)	63	492
Net Increase (Decrease) in Net Assets Resulting from Operations	3,253	112,062
Distributions
Net Investment Income	(3,190)	(111,570)
Realized Capital Gain	—	—
Total Distributions	(3,190)	(111,570)
Capital Share Transactions (at $1.00)
Issued	617,905	12,201,190
Issued in Lieu of Cash Distributions	3,094	107,157
Redeemed	(3,959,429)	(11,904,665)
Net Increase (Decrease) from Capital Share Transactions	(3,338,430)	403,682
Total Increase (Decrease)	(3,338,367)	404,174
Net Assets
Beginning of Period	9,386,353	8,982,179
End of Period	6,047,986	9,386,353

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.011	.034	.051	.042
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0004	.011	.034	.051	.042
Distributions
Dividends from Net Investment Income	(.0004)	(.011)	(.034)	(.051)	(.042)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0004)	(.011)	(.034)	(.051)	(.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	1.06%	3.46%	5.17%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,048	$9,386	$8,982	$7,672	$6,360
Ratio of Total Expenses to Average Net Assets	0.22%	0.27%[2]	0.23%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	0.04%	1.03%	3.33%	5.05%	4.25%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2010, the fund had contributed capital of $1,153,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Federal Money Market Fund

At August 31, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2010

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	57 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2009, as revised April 9, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2010, the expense ratio was 0.14%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2000, Through August 31, 2010
Initial Investment of $50,000

		Average Annual Total Returns
		Periods Ended August 31, 2010
					Final Value
		One	Five	Ten	of a $50,000
		Year	Years	Years	Investment
	Admiral Treasury Money Market Fund	0.03%	2.59%	2.47%	$63,844
••••••••	Citigroup Three-Month U.S. Treasury
	Bill Index	0.12	2.53	2.46	63,761
– – – –	iMoneyNet Money Fund Report’s
	100% Treasury Funds Average	0.00	2.01	1.90	60,344

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2000, Through August 31, 2010

		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2001	5.31%	4.73%
2002	2.15	1.58
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00

7-day SEC yield (8/31/2010): 0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Average Annual Total Returns: Periods Ended June 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.04%	2.69%	2.58%

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (106.3%)
United States Treasury Bill	0.160%	9/2/10	1,201,029	1,201,024
United States Treasury Bill	0.130%	9/9/10	1,430,000	1,429,959
United States Treasury Bill	0.170%–0.240%	9/16/10	1,150,000	1,149,956
United States Treasury Bill	0.115%–0.240%	9/23/10	1,289,183	1,289,033
United States Treasury Bill	0.160%–0.240%	9/30/10	1,486,000	1,485,783
United States Treasury Bill	0.165%	10/7/10	1,720,000	1,719,716
United States Treasury Bill	0.150%	10/14/10	1,246,000	1,245,777
United States Treasury Bill	0.155%	10/21/10	839,000	838,819
United States Treasury Bill	0.150%	10/28/10	917,000	916,782
United States Treasury Bill	0.155%	11/4/10	900,000	899,752
United States Treasury Bill	0.150%	11/12/10	1,570,000	1,569,529
United States Treasury Bill	0.155%–0.160%	11/18/10	1,566,000	1,565,472
United States Treasury Bill	0.155%–0.158%	11/26/10	1,750,000	1,749,349
United States Treasury Bill	0.145%	12/2/10	1,174,000	1,173,570
United States Treasury Bill	0.200%	1/27/11	900,000	899,260
United States Treasury Bill	0.195%	2/3/11	364,000	363,694
United States Treasury Bill	0.185%–0.190%	2/10/11	400,000	399,659
Total U.S. Government and Agency Obligations (Cost $19,897,134)				19,897,134
Total Investments (106.3%) (Cost $19,897,134)				19,897,134
Other Assets and Liabilities (-6.3%)
Other Assets				20,198
Liabilities				(1,190,934)
				(1,170,736)
Net Assets (100%)
Applicable to 18,723,313,805 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				18,726,398
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	19,897,134
Receivables for Capital Shares Issued	6,643
Other Assets	13,554
Total Assets	19,917,331
Liabilities
Payables for Investment Securities Purchased	1,173,570
Payables for Capital Shares Redeemed	11,479
Other Liabilities	5,884
Total Liabilities	1,190,933
Net Assets	18,726,398

At August 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	18,726,365
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	33
Net Assets	18,726,398

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2010
($000)
Investment Income
Income
Interest	36,921
Total Income	36,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,080
Management and Administrative	22,543
Marketing and Distribution	6,724
Custodian Fees	320
Auditing Fees	21
Shareholders’ Reports	110
Trustees’ Fees and Expenses	36
Total Expenses	30,834
Net Investment Income	6,087
Realized Net Gain (Loss) on Investment Securities Sold	33
Net Increase (Decrease) in Net Assets Resulting from Operations	6,120

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,087	182,047
Realized Net Gain (Loss)	33	1,680
Net Increase (Decrease) in Net Assets Resulting from Operations	6,120	183,727
Distributions
Net Investment Income	(6,087)	(182,047)
Realized Capital Gain	—	—
Total Distributions	(6,087)	(182,047)
Capital Share Transactions (at $1.00)
Issued	1,061,537	15,029,687
Issued in Connection with Acquisition of Treasury Money Market Fund	—	6,138,800
Issued in Lieu of Cash Distributions	5,859	174,037
Redeemed	(7,775,844)	(19,198,371)
Net Increase (Decrease) from Capital Share Transactions	(6,708,448)	2,144,153
Total Increase (Decrease)	(6,708,415)	2,145,833
Net Assets
Beginning of Period	25,434,813	23,288,980
End of Period	18,726,398	25,434,813

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.007	.030	.049	.041
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0003	.007	.030	.049	.041
Distributions
Dividends from Net Investment Income	(.0003)	(.007)	(.030)	(.049)	(.041)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0003)	(.007)	(.030)	(.049)	(.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03%	0.70%	3.08%	5.02%	4.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,726	$25,435	$23,289	$20,064	$15,982
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[1]	0.10%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.74%	2.98%	4.90%	4.15%

1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2010, the fund had contributed capital of $3,562,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Admiral Treasury Money Market Fund

D. Effective August 11, 2009, the fund acquired all the net assets of Vanguard Treasury Money Market Fund pursuant to a plan of reorganization approved by the fund’s board of trustees. The acquisition was accomplished by a tax-free exchange of one share of the fund for each share of the Treasury Money Market Fund outstanding on August 11, 2009. The Treasury Money Market Fund’s net assets on August 11, 2009 were $6,138,800,000. The net assets of the fund immediately before the acquisition were $19,955,141,000. The net assets of the fund immediately following the acquisition were $26,093,941,000.

E. In preparing the financial statements as of August 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets, the statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2010

Special 2010 tax information (unaudited) for Vanguard Prime Money Market Fund
This information for the fiscal year ended August 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 73.4% of income dividends are interest-related dividends.

Special 2010 tax information (unaudited) for Vanguard Federal Money Market Fund
This information for the fiscal year ended August 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2010 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund
This information for the fiscal year ended August 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2010	8/31/2010	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.31	$1.11
Institutional Shares	1,000.00	1,000.99	0.45
Federal Money Market Fund	$1,000.00	$1,000.12	$1.06
Admiral Treasury Money Market Fund	$1,000.00	$1,000.06	$0.71
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.75	0.46
Federal Money Market Fund	$1,000.00	$1,024.15	$1.07
Admiral Treasury Money Market Fund	$1,000.00	$1,024.50	$0.71

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.22% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.21%; and for the Admiral Treasury Money Market Fund, 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issuer are obtained from Moody’s Investors Service and Standard & Poor’s. Issuer long-term ratings are mapped to each issue, and the lower rating is used. Unrated securities are determined to be of comparable quality to a rated security in accordance with SEC Rule 2a-7 under the Investment Company Act of 1940.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2010: $52,000 Fiscal Year Ended August 31, 2009: $47,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2010: $3,607,060
Fiscal Year Ended August 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2010: $791,350
Fiscal Year Ended August 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2010: $336,090
Fiscal Year Ended August 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2010: $16,000
Fiscal Year Ended August 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

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(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2010: $352,090
Fiscal Year Ended August 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5:

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

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Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

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Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 21, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.

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